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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                                Elfun Income Fund

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

C
                                                                                                  Principal         Value
                                                                                                   Amount
Bonds and Notes -101.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasuries - 20.9% U.S. Treasury Bonds
3.50%                                                                 02/15/39                    $ 5,465         $ 5,400
4.38%                                                                 02/15/38                      1,325           1,505
4.50%                                                                 05/15/38                      2,994           3,495
U.S. Treasury Notes
0.77%                                                                 02/28/11                     14,682          14,710 (c)
0.99%                                                                 01/31/11                      1,673           1,677 (c)
1.25%                                                                 11/30/10                        415             418
1.75%                                                                 01/31/14                     17,912          18,034
1.88%                                                                 02/28/14                      6,300           6,369
2.63%                                                                 02/29/16                      3,991           4,093
2.75%                                                                 02/15/19                      4,973           5,000
3.50%                                                                 02/15/18                         65              70
3.63%                                                                 10/31/09                      5,450           5,549
3.75%                                                                 11/15/18                        784             854
4.50%                                                                 11/15/10 - 05/15/17             142             157
4.63%                                                                 11/15/09                        285             292
                                                                                                                   67,623

Federal Agencies - 10.5%
Federal Home Loan Banks
5.00%                                                                 11/17/17                      1,400           1,530 (f)
Federal Home Loan Mortgage Corp.
4.13%                                                                 12/21/12 - 09/27/13           4,998           5,370 (f)
4.88%                                                                 02/09/10                      5,975           6,174 (f)
5.13%                                                                 11/17/17                      6,600           7,363
Federal National Mortgage Assoc.
2.75%                                                                 03/13/14                      2,998           3,034
3.63%                                                                 02/12/13                      1,942           2,056
3.88%                                                                 07/12/13                      7,924           8,456 (f)
                                                                                                                   33,983

Agency Mortgage Backed - 31.9%
Federal Home Loan Mortgage Corp.
4.50%                                                                 06/01/33 - 02/01/35             702             717 (f)
5.00%                                                                 03/01/35 - 10/01/35           1,651           1,708
5.50%                                                                 05/01/20 - 03/01/38           3,173           3,327 (f)
6.00%                                                                 04/01/17 - 11/01/37           4,424           4,640 (f)
6.50%                                                                 01/01/27 - 08/01/36           1,419           1,503 (f)
7.00%                                                                 10/01/16 - 08/01/36             452             482 (f)
7.50%                                                                 11/01/09 - 09/01/33              65              69 (f)
8.00%                                                                 11/01/30                         13              15 (f)
5.50%                                                                 TBA                           9,960          10,333 (b)
Federal National Mortgage Assoc.
4.00%                                                                 05/01/19 - 06/01/19             619             634 (f)
4.50%                                                                 05/01/18 - 02/01/35           1,804           1,864 (f)
4.50%                                                                 02/01/20                         95              98 (f,j)
5.00%                                                                 07/01/20 - 08/01/35           2,129           2,204 (f)
5.26%                                                                 04/01/37                        383             396 (g)
5.47%                                                                 04/01/37                         26              26 (g)
5.49%                                                                 04/01/37                        328             340 (g)
5.50%                                                                 03/01/14 - 04/01/38           5,106           5,328 (f)
5.50%                                                                 06/01/20                         99             104 (f,j)
5.52%                                                                 04/01/37                        142             147 (g)
5.54%                                                                 04/01/37                        322             333 (g)
5.56%                                                                 04/01/37                        383             398 (g)
5.63%                                                                 03/01/37                         30              31 (g)
5.69%                                                                 04/01/37                        300             311 (g)
5.72%                                                                 04/01/37                        153             159 (g)
6.00%                                                                 02/01/14 - 03/01/38           8,629           9,041 (f)
6.00%                                                                 10/01/34 - 03/01/35             453             474 (f,j)
6.04%                                                                 10/01/37                        504             522 (g)
6.50%                                                                 02/01/14 - 08/01/36           4,744           5,028 (f)
6.50%                                                                 10/01/34 - 12/01/34              88              92 (f,j)
7.00%                                                                 08/01/13 - 06/01/36           1,455           1,566 (f)
7.00%                                                                 10/01/34                         23              25 (f,j)
7.50%                                                                 08/01/13 - 03/01/34             507             545 (f)
8.00%                                                                 12/01/11 - 11/01/33             222             238 (f)
8.50%                                                                 04/01/30 - 05/01/31              30              32 (f)
9.00%                                                                 06/01/09 - 12/01/22              57              62 (f)
4.50%                                                                 TBA                           5,795           5,929 (b)
5.00%                                                                 TBA                           8,908           9,212 (b)
5.50%                                                                 TBA                          16,155          16,771 (b)
6.00%                                                                 TBA                           8,726           9,122 (b)
6.50%                                                                 TBA                             878             925 (b)
7.00%                                                                 TBA                             875             931 (b)
Government National Mortgage Assoc.
4.50%                                                                 08/15/33 - 09/15/34           1,243           1,276 (f)
5.00%                                                                 08/15/33                        290             302 (f,j)
6.00%                                                                 04/15/27 - 09/15/36           1,211           1,277 (f)
6.50%                                                                 04/15/19 - 09/15/36             962           1,015 (f)
6.50%                                                                 06/15/34 - 08/15/34              31              33 (f,j)
7.00%                                                                 03/15/12 - 10/15/36             463             493 (f)
7.00%                                                                 06/15/34                         10              11 (f,j)
7.50%                                                                 03/15/23 - 10/15/33             103             112 (f)
8.00%                                                                 09/15/27 - 06/15/30              40              44 (f)
8.50%                                                                 10/15/17                         64              69 (f)
9.00%                                                                 11/15/16 - 12/15/21             130             142 (f)
5.50%                                                                 TBA                           2,520           2,622 (b)
                                                                                                                  103,078

Agency Collateralized Mortgage Obligations - 2.1%
Collateralized Mortgage Obligation Trust (Class B)
1.51%                                                                 11/01/18                         19              18 (c,d,f)
Federal Home Loan Mortgage Corp.
0.25%                                                                 09/25/43                      2,923              18 (e,f,g,k)
4.50%                                                                 11/15/13 - 03/15/19             977              60 (e,f,k)
4.52%                                                                 11/15/37                        776             684 (c,d)
5.00%                                                                 10/15/14 - 12/01/34           5,475             492 (e,f,k)
5.00%                                                                 05/15/38                        300             306
5.50%                                                                 04/15/17 - 06/15/33             884             144 (e,f,k)
6.09%                                                                 05/15/36                      1,482             121 (e,g,k)
6.19%                                                                 05/15/37                      1,258             113 (e,g,k)
6.44%                                                                 02/15/38                      1,283             105 (e,g,k)
7.50%                                                                 01/15/16                         46              48 (f)
8.00%                                                                 04/15/20                         13              13 (f)
8.00%                                                                 02/01/23 - 07/01/24              20               4 (e,f,k)
9.27%                                                                 12/15/33                        315             307 (f,g)
37.42%                                                                09/15/34                        458             404 (c,d)
Federal Home Loan Mortgage STRIPS
3.07%                                                                 08/01/27                          5               4 (c,d,f)
Federal National Mortgage Assoc.
1.20%                                                                 12/25/42                        767              17 (e,f,g,k)
4.00%                                                                 02/25/28                         12              12 (f)
4.50%                                                                 05/25/18                        207               8 (e,f,k)
4.75%                                                                 11/25/14                         69               1 (e,f,k)
5.00%                                                                 08/25/17 - 02/25/32           1,140              87 (e,f,k)
5.00%                                                                 10/25/35 - 08/25/38             811             821
5.50%                                                                 01/25/33                        388             402
6.48%                                                                 10/25/29                        708              56 (e,f,g,k)
7.08%                                                                 09/25/42                      1,723             244 (e,f,g,k)
7.18%                                                                 08/25/16                        311              14 (e,f,g,k)
Federal National Mortgage Assoc. (Class 1)
4.10%                                                                 11/01/34                        771             720 (c,d,f)
4.50%                                                                 09/01/35 - 01/01/36           2,413             248 (e,k)
5.00%                                                                 05/25/38                        752              83 (e,k)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                                 08/01/35                        722              69 (e,k)
5.00%                                                                 08/01/34 - 03/25/38           2,335             276 (e,k)
5.50%                                                                 12/01/33                        210              22 (e,k)
7.50%                                                                 11/01/23                         71              15 (e,f,k)
8.00%                                                                 08/01/23 - 07/01/24              43               7 (e,f,k)
8.50%                                                                 03/01/17 - 07/25/22              42               7 (e,f,k)
9.00%                                                                 05/25/22                         15               3 (e,f,k)
Federal National Mortgage Assoc. REMIC
4.50%**                                                               11/25/13                         28               - (e,f,k)
15.46%                                                                03/25/31                        591             641 (f,g)
Federal National Mortgage Assoc. REMIC (Class B)
1.31%                                                                 12/25/22                         14              14 (c,d,f)
Federal National Mortgage Assoc. REMIC (Class H)
5.00%                                                                 10/25/22                        274              17 (e,f,k)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                                            05/25/22                          -               1 (e,f,k)
                                                                                                                    6,626

Asset Backed - 8.7%
Avis Budget Rental Car Funding AESOP LLC (Class A)
1.57%                                                                 04/20/11                      1,000             824 (c,j)
Capital Auto Receivables Asset Trust (Class A)
1.34%                                                                 01/15/10                        227             225 (a,g)
Capital One Auto Finance Trust
0.46%                                                                 04/15/12                      2,758           2,510 (c,f)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                                 05/25/32                         56              22 (f,g)
Chase Issuance Trust (Class A)
1.22%                                                                 11/15/11                      2,000           1,978 (c,j)
Countrywide Asset-Backed Certificates
1.38%                                                                 05/25/33                         31              18 (g)
Countrywide Asset-Backed Certificates (Class 2)
1.12%                                                                 06/25/33                          2               1 (g)
Countrywide Asset-Backed Certificates (Class A)
1.08%                                                                 08/25/32                         34              13 (f,g)
Discover Card Master Trust I
1.21%                                                                 04/15/10                      5,000           4,765 (c,j)
Discover Card Master Trust I (Class A)
1.23%                                                                 04/17/12                      8,000           7,845 (c,f,j)
First Franklin Mortgage Loan Asset Backed Certificates  (Class M)
1.85%                                                                 03/25/35                      5,000           3,314 (c,j)
Fleet Home Equity Loan Trust (Class A)
0.72%                                                                 01/20/33                        241             146 (c)
Ford Credit Floorplan Master Owner Trust (Class A)
9.38%                                                                 06/15/11                      1,900           1,757 (c)
GMAC Mortgage Corp Loan Trust (Class 2)
0.65%                                                                 08/25/35                      1,627             375 (c,j)
GSAA Trust
0.87%                                                                 05/25/34                        160              76 (c)
GSAMP Trust
0.62%                                                                 12/25/35                        275             259 (c)
Indymac Residential Asset Backed Trust (Class M)
2.52%                                                                 04/25/47                        146               3 (f,g,j)
JP Morgan Mortgage Acquisition Corp.
0.51%                                                                 01/25/36                        126             125 (c)
1.55%                                                                 02/25/33                      1,000             400 (c,f,j)
Mid-State Trust
9.62%                                                                 07/01/35                         58              46 (c,f)
Nissan Auto Lease Trust
0.40%                                                                 02/15/13                        400             382 (c,j)
Option One Mortgage Loan Trust
1.53%                                                                 07/25/37                      1,500             717 (c,f,j)
Peco Energy Transition Trust
6.52%                                                                 12/31/10                        400             419 (f)
Residential Asset Mortgage Products Inc.
0.51%                                                                 03/25/34                          3               3 (c,f)
Residential Asset Securities Corp.
1.02%                                                                 07/25/32                         32              15 (f,g)
Residential Asset Securities Corp. (Class A)
1.10%                                                                 06/25/33                         62              35 (g)
4.16%                                                                 07/25/30                         30              28 (f,g)
Triad Auto Receivables Owner Trust (Class A)
0.31%                                                                 02/12/14                      2,000           1,591 (c,f,j)
Wachovia Asset Securitization Inc. (Class A)
0.69%                                                                 06/25/34                        404             172 (c)
Wells Fargo Home Equity Trust
3.97%                                                                 05/25/34                        108             100 (f,g)
                                                                                                                   28,164

Corporate Notes - 22.0%
Abbott Laboratories
5.88%                                                                 05/15/16                        584             626 (f)
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                                 01/15/14                        345             362 (a,f)
7.75%                                                                 01/15/19                        172             172 (a,f)
Archer-Daniels-Midland Co.
6.45%                                                                 01/15/38                        611             609 (f)
Arizona Public Service Co.
6.25%                                                                 08/01/16                        485             428 (f)
AT&T Inc.
5.60%                                                                 05/15/18                        626             609 (f)
6.40%                                                                 05/15/38                      1,300           1,157 (f)
6.70%                                                                 11/15/13                        496             530 (f)
Bank of America Corp.
4.88%                                                                 01/15/13                      1,000             895 (f)
5.75%                                                                 12/01/17                      1,550           1,302 (f)
Berkshire Hathaway Finance Corp.
5.00%                                                                 08/15/13                      1,265           1,301 (f)
Bristol-Myers Squibb Co.
5.45%                                                                 05/01/18                        368             378 (f)
5.88%                                                                 11/15/36                        255             243 (f)
Cargill Inc.
5.20%                                                                 01/22/13                        131             128 (a,f)
6.00%                                                                 11/27/17                        247             232 (a,f)
Carolina Power & Light Co.
5.15%                                                                 04/01/15                        230             234 (f)
5.70%                                                                 04/01/35                        130             124 (f)
6.13%                                                                 09/15/33                        240             242 (f)
Chesapeake Energy Corp.
7.25%                                                                 12/15/18                        768             631
Citigroup, Inc.
4.88%                                                                 05/07/15                        392             254
6.50%                                                                 08/19/13                      2,073           1,905
Clarendon Alumina Production Ltd.
8.50%                                                                 11/16/21                        135              81 (a,f)
CME Group Inc.
5.40%                                                                 08/01/13                        757             768 (f)
Community Health Systems, Inc.
8.88%                                                                 07/15/15                        768             726 (f)
Consolidated Edison Company of New York, Inc.
5.85%                                                                 04/01/18                        308             305
6.65%                                                                 04/01/19                        308             317
7.13%                                                                 12/01/18                        900             957
Constellation Brands, Inc.
7.25%                                                                 05/15/17                        769             731
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                                                 01/15/19                        174             196 (a)
COX Communications Inc.
6.25%                                                                 06/01/18                        650             577 (a)
7.13%                                                                 10/01/12                        315             314 (f)
7.75%                                                                 11/01/10                        360             367 (f)
Credit Suisse
6.00%                                                                 02/15/18                        666             581 (f)
CVS Caremark Corp.
5.75%                                                                 06/01/17                        306             298
Diageo Capital PLC
5.20%                                                                 01/30/13                        300             305 (f)
Dover Corp.
6.50%                                                                 02/15/11                        230             244 (f)
Duke Energy Indiana, Inc.
6.35%                                                                 08/15/38                        454             459
Dynegy Holdings Inc.
7.50%                                                                 06/01/15                        768             524
Eli Lilly & Co.
4.20%                                                                 03/06/14                        468             482
EOG Resources, Inc.
5.88%                                                                 09/15/17                        545             552
6.88%                                                                 10/01/18                        461             497
European Investment Bank
4.88%                                                                 01/17/17                      1,100           1,159
General Dynamics Corp.
5.25%                                                                 02/01/14                        447             477
Georgia-Pacific LLC
9.50%                                                                 12/01/11                        786             785
GlaxoSmithKline Capital Inc.
4.85%                                                                 05/15/13                        471             490
6.38%                                                                 05/15/38                        302             305 (f)
GTE Corp.
7.51%                                                                 04/01/09                        330             330 (f)
HCA Inc.
9.25%                                                                 11/15/16                        768             699
Hewlett-Packard Co.
5.50%                                                                 03/01/18                        305             313
HSBC Bank USA N.A.
4.63%                                                                 04/01/14                        175             164 (f)
7.00%                                                                 01/15/39                        750             733
HSBC Finance Corp.
6.75%                                                                 05/15/11                        260             232 (f)
HSBC Holdings PLC
6.50%                                                                 05/02/36                        100              83 (f)
IIRSA Norte Finance Ltd.
8.75%                                                                 05/30/24                        485             354 (a,f)
ING Capital Funding TR III
8.44%                                                                 12/29/49                        148              43 (g)
ING Groep N.V.
5.78%                                                                 12/29/49                        202              56 (g)
Intergen N.V.
9.00%                                                                 06/30/17                        515             466 (a)
International Business Machines Corp.
7.63%                                                                 10/15/18                        300             344
Johnson & Johnson
5.85%                                                                 07/15/38                        754             786
JP Morgan Chase & Co.
6.40%                                                                 05/15/38                        465             456
7.00%                                                                 11/15/09                        590             597 (f)
JPMorgan Chase Bank
5.88%                                                                 06/13/16                        420             393
Kellogg Co.
5.13%                                                                 12/03/12                        276             292
Kimberly-Clark Corp.
7.50%                                                                 11/01/18                        163             193
Kraft Foods Inc.
6.75%                                                                 02/19/14                        162             175
Kreditanstalt fuer Wiederaufbau
3.50%                                                                 03/10/14                      2,760           2,774
4.13%                                                                 10/15/14                        859             907
4.50%                                                                 07/16/18                        712             746
Majapahit Holding BV
7.25%                                                                 10/17/11                        200             183 (a)
Markel Corp.
7.35%                                                                 08/15/34                        160             126 (f)
McDonald's Corp.
5.80%                                                                 10/15/17                        391             420
6.30%                                                                 03/01/38                        429             442
Merck & Company Inc.
5.75%                                                                 11/15/36                        170             162 (f)
Merrill Lynch & Company Inc.
6.05%                                                                 08/15/12                        304             261
6.88%                                                                 04/25/18                        631             493
MetLife, Inc. (Series A)
6.82%                                                                 08/15/18                      1,330           1,142
Midamerican Energy Holdings Co.
6.13%                                                                 04/01/36                        330             293 (f)
Mizuho Financial Group Cayman Ltd.
8.38%                                                                 12/29/49                        380             296
Morgan Stanley
5.05%                                                                 01/21/11                        347             341
6.00%                                                                 04/28/15                        333             314
Morgan Stanley (Series F)
6.63%                                                                 04/01/18                        300             286
Munich Re America Corp. (Series B)
7.45%                                                                 12/15/26                        290             274 (f)
New York Life Global Funding
5.38%                                                                 09/15/13                        320             318 (a)
NGPL Pipeco LLC
7.12%                                                                 12/15/17                        318             292 (a)
Northern States Power Co.
6.25%                                                                 06/01/36                        190             197 (f)
NorthWestern Corp.
5.88%                                                                 11/01/14                        600             606 (f)
Novartis Capital Corp.
4.13%                                                                 02/10/14                        312             319
NRG Energy, Inc.
7.38%                                                                 02/01/16                        770             716
Oncor Electric Delivery Co.
5.95%                                                                 09/01/13                      1,009             978 (a)
OPTI Canada Inc.
8.25%                                                                 12/15/14                        402             180
Oracle Corp.
5.75%                                                                 04/15/18                        122             127
Pacific Gas & Electric Co.
5.80%                                                                 03/01/37                        165             157
Parker Hannifin Corp.
5.50%                                                                 05/15/18                        464             452
Pemex Finance Ltd.
9.03%                                                                 02/15/11                        362             366 (f)
PepsiCo, Inc.
5.00%                                                                 06/01/18                      1,256           1,299
7.90%                                                                 11/01/18                        144             177
Petroleos Mexicanos
8.00%                                                                 05/03/19                         87              85 (a)
Pfizer Inc.
6.20%                                                                 03/15/19                        328             350
7.20%                                                                 03/15/39                        164             176
Potomac Electric Power Co.
7.90%                                                                 12/15/38                        122             138
President and Fellows of Harvard College
5.00%                                                                 01/15/14                        400             418 (a)
Princeton University (Series A)
4.95%                                                                 03/01/19                        113             112
5.70%                                                                 03/01/39                         97              95
Public Service Company of Colorado
7.88%                                                                 10/01/12                        495             554 (f)
Rogers Communications, Inc.
6.80%                                                                 08/15/18                        838             838
Sabine Pass LNG LP
7.25%                                                                 11/30/13                        270             190
7.50%                                                                 11/30/16                        415             278
Safeway Inc.
6.25%                                                                 03/15/14                        168             176
Security Benefit Life Insurance
8.75%                                                                 05/15/16                        325             130 (a)
Southern California Edison Co.
5.50%                                                                 08/15/18                        927             959
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                                                 09/30/09                        300             179
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                                 12/03/14                        510             380 (g)
Telecom Italia Capital S.A.
6.20%                                                                 07/18/11                        506             497
Telefonica Emisiones SAU
5.86%                                                                 02/04/13                        450             466
Terex Corp.
8.00%                                                                 11/15/17                        428             347
Tesco PLC
5.50%                                                                 11/15/17                        300             295 (a)
The Bear Stearns Companies LLC
5.85%                                                                 07/19/10                        451             452 (f)
6.95%                                                                 08/10/12                        900             917 (f)
The Goldman Sachs Group, Inc.
5.25%                                                                 10/15/13                        129             120
6.15%                                                                 04/01/18                        270             247
6.60%                                                                 01/15/12                      1,095           1,094 (f)
The Kroger Co.
6.15%                                                                 01/15/20                        766             758
The Potomac Edison Co.
5.35%                                                                 11/15/14                        245             235 (f)
The Procter & Gamble Co.
4.60%                                                                 01/15/14                        322             341
5.50%                                                                 02/01/34                        163             159
The Travelers Companies, Inc.
5.80%                                                                 05/15/18                        308             299
Thomson Reuters Corp.
5.95%                                                                 07/15/13                        607             593
6.50%                                                                 07/15/18                        303             282
TIAA Global Markets Inc.
4.95%                                                                 07/15/13                        472             465 (a)
Time Warner Cable Inc.
6.20%                                                                 07/01/13                        688             670
6.75%                                                                 07/01/18                        612             574
8.75%                                                                 02/14/19                        496             527
TransCanada Pipelines Ltd.
6.50%                                                                 08/15/18                        121             121
Transocean Inc.
6.00%                                                                 03/15/18                        305             287
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                                                 02/11/10                        400             381
UBS Preferred Funding Trust I
8.62%                                                                 10/29/49                        247              99 (g)
Union Electric Co.
6.70%                                                                 02/01/19                        370             352
United Technologies Corp.
6.13%                                                                 07/15/38                        346             351
Vedanta Resources PLC
6.63%                                                                 02/22/10                        120             116
Verizon Communications Inc.
5.25%                                                                 04/15/13                         24              23
6.40%                                                                 02/15/38                        200             181
6.90%                                                                 04/15/38                        302             292
8.75%                                                                 11/01/18                        614             703
Verizon Global Funding Corp.
7.25%                                                                 12/01/10                        517             546
Verizon Wireless Capital LLC
5.55%                                                                 02/01/14                        738             739 (a)
7.38%                                                                 11/15/13                        851             912 (a)
Walgreen Co.
4.88%                                                                 08/01/13                      1,105           1,171
5.25%                                                                 01/15/19                        485             486
Wal-Mart Stores, Inc.
5.80%                                                                 02/15/18                        596             652
6.20%                                                                 04/15/38                        466             472
Wells Fargo & Co.
5.63%                                                                 12/11/17                        155             141
Westar Energy, Inc.
7.13%                                                                 08/01/09                        335             334 (f)
Wyeth
5.50%                                                                 03/15/13                        860             895
XTO Energy Inc.
6.38%                                                                 06/15/38                        241             209
6.50%                                                                 12/15/18                        132             131
                                                                                                                   71,202

Non-Agency Collateralized Mortgage Obligations - 4.8%
Banc of America Commercial Mortgage Inc. (Class A)
1.00%                                                                 06/10/49                        760             515
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                                 04/10/49                        300              46 (f,g,j)
Banc of America Funding Corp.
5.61%                                                                 03/20/36                        261              36 (f,g,j)
5.74%                                                                 02/20/36                        453             104 (f,g,j)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                                                 01/25/36                        271              44 (f,g)
5.54%                                                                 02/25/36                        208              43 (f,g)
Bear Stearns Commercial Mortgage Securities
5.41%                                                                 03/11/39                        222             203 (f,g)
5.48%                                                                 10/12/41                        758             684 (f)
Bear Stearns Commercial Mortgage Securities (Class A)
5.92%                                                                 06/11/50                        310             147 (f,g)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                                 09/11/42                        100              14 (f,g,j)
Citigroup Commercial Mortgage Trust
5.70%                                                                 12/10/49                        460             316 (g)
Countrywide Alternative Loan Trust
5.96%**                                                               05/25/36                         97               - (f,g,j)
6.00%                                                                 03/25/36 - 08/25/36             411               5 (f,j)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                                 05/25/36 - 08/25/36             239               7 (f,j)
Countrywide Asset-Backed Certificates
0.75%                                                                 11/25/35                        240             205 (c)
Credit Suisse Mortgage Capital Certificates
5.47%                                                                 09/15/39                        689             455 (f)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                                 02/25/36                        145              12 (f,g,j)
CS First Boston Mortgage Securities Corp.
0.66%                                                                 07/15/37                      6,787              99 (f,g,j)
1.38%                                                                 03/15/35                      9,060             117 (f,g,j)
5.25%                                                                 08/25/34                        162             138 (f)
5.34%                                                                 10/25/35                        248              25 (f,g,j)
6.13%                                                                 04/15/37                        520             510 (f)
First Horizon Alternative Mortgage Securities (Class B)
5.98%                                                                 05/25/36                         97               1 (f,g,j)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                                 04/15/34                        285             284 (f)
GMAC Commercial Mortgage Securities Inc. (Class X)
0.66%                                                                 12/10/41                      9,654             108 (f,g,j)
GS Mortgage Securities Corp. II
5.80%                                                                 08/10/45                        420             287 (g)
Impac CMB Trust
0.73%                                                                 04/25/35                        548             274 (c,f)
Impac CMB Trust (Class 1)
0.83%                                                                 10/25/34                        492             284 (c)
Indymac INDA Mortgage Loan Trust
5.13%                                                                 01/25/36                        100               4 (f,g,j)
Indymac INDA Mortgage Loan Trust (Class B)
5.13%                                                                 01/25/36                        143              56 (f,g,j)
Interstar Millennium Trust (Class A)
1.72%                                                                 03/14/36                         53              51 (g)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.11%                                                                 01/12/39                      5,324              92 (f,g,j)
6.06%                                                                 02/15/51                        510             206 (g)
6.07%                                                                 02/12/51                        880             423
6.20%                                                                 02/12/51                        155               8 (g,j)
6.47%                                                                 11/15/35                        457             456 (f)
LB-UBS Commercial Mortgage Trust
0.27%                                                                 02/15/40                      7,996             107 (f,g,j)
0.51%                                                                 03/15/36                      6,415             143 (f,g,j)
0.66%                                                                 09/15/39                     19,973             423 (f,g,j)
0.76%                                                                 01/18/12                      8,361             120 (f,g,j)
1.00%                                                                 01/15/36                      2,975             115 (f,j)
4.06%                                                                 09/15/27                        605             598 (f,g)
5.86%                                                                 07/15/40                        440             302 (g)
6.23%                                                                 03/15/26                         88              88 (f)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                                 12/15/30                        832             819 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                                 07/14/16                        103              97 (a,f)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                                 07/15/40                        280              16 (g,j)
LB-UBS Commercial Mortgage Trust (Class X)
0.27%                                                                 12/15/39                      6,753              77 (f,g,j)
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.37%                                                                 10/15/17                        391             336 (a,c)
MASTR Alternative Loans Trust
5.00%                                                                 08/25/18                        269              27 (e,f,k)
MLCC Mortgage Investors Inc.
5.31%                                                                 02/25/36                        225              20 (f,g)
Morgan Stanley Capital I
1.10%                                                                 01/15/21                      1,822             547 (a,g)
5.28%                                                                 12/15/43                        296             257 (f)
5.33%                                                                 12/15/43                        296             217 (f)
5.39%                                                                 11/12/41                        848             214 (f,g)
5.69%                                                                 04/15/49                      2,250           1,461 (f,g)
5.71%                                                                 07/12/44                        350             280 (f)
5.88%                                                                 06/11/49                        580             417 (g)
Morgan Stanley Capital I (Class A)
5.81%                                                                 12/12/49                        210             146
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                                                 02/15/31                        157             157 (f)
MortgageIT Trust (Class A)
0.77%                                                                 08/25/35                      2,423           1,188 (c)
National RMBS Trust
1.40%                                                                 03/20/34                        101              97 (g)
Nomura Asset Securities Corp. (Class A)
6.59%                                                                 03/15/30                         28              28 (f)
Puma Finance Ltd. (Class A)
1.54%                                                                 10/11/34                        107              94 (g)
Residential Accredit Loans Inc.
5.97%                                                                 01/25/36                        127               8 (f,g,j)
6.00%                                                                 01/25/36                        381              21 (f,j)
Residential Funding Mortgage Securities I
5.75%                                                                 01/25/36                        177              41 (f,j)
5.75%                                                                 01/25/36                         97              20 (f)
Structured Asset Securities Corp. (Class X)
2.17%**                                                               02/25/28                        404               - (g,j)
Wachovia Bank Commercial Mortgage Trust (Class E)
5.90%                                                                 02/15/51                        875              59 (g,j)
WaMu Mortgage Pass Through Certificates
0.80%                                                                 01/25/45                        426             179 (c,f)
0.81%                                                                 01/25/45                        205              90 (c)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                                 08/25/35                        624              74 (f,g)
5.50%                                                                 01/25/36                        363              89 (f)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                                 03/25/36                        489             119 (f)
                                                                                                                   15,350

Sovereign Bonds - 0.9%
Government of Brazil
5.88%                                                                 01/15/19                        200             194 (f)
8.00%                                                                 01/15/18                        301             328 (f)
Government of Colombia
7.38%                                                                 03/18/19 - 09/18/37             200             189
Government of Dominican
9.50%                                                                 09/27/11                        273             254
Government of Indonesia
10.38%                                                                05/04/14                        100             104 (a)
11.63%                                                                03/04/19                        200             217 (a)
Government of Israel
5.13%                                                                 03/26/19                        100             101
Government of Manitoba Canada
4.90%                                                                 12/06/16                        315             323 (f)
Government of Panama
6.70%                                                                 01/26/36                        290             254
Government of Philippine
8.38%                                                                 06/17/19                        200             218
Government of Quebec Canada
7.50%                                                                 09/15/29                        460             593
Government of Venezuela
5.38%                                                                 08/07/10                        153             131
                                                                                                                    2,906

Total Bonds and Notes                                                                                             328,932
 (Cost $350,002)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
GEI Investment Fund                                                                                                   890 (h)
 (Cost $1,712)

Total Investments in Securities                                                                                   329,822
 (Cost $351,714)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 15.7%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                              50,806 (i)
 (Cost $50,806)

Total Investments                                                                                                 380,628
 (Cost $402,520)

Liabilities in Excess of Other Assets, net - (17.8)%                                                              (57,567)


                                                                                                                ----------
NET ASSETS  - 100.0%                                                                                            $ 323,061
                                                                                                                ==========



--------------------------------------------------------------------------------
Other Information
--------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at March 31, 2009 (unaudited);


             Description                                     Expiration date       Number of        Current Notional   Unrealized
                                                                                   Contracts            Value          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures                                 June 2009            227              49,461            $ 211
10Yr. U.S. Treasury Notes Futures                                June 2009            244              30,275              658


                                                                                                                         -----------
                                                                                                                         $ 869
                                                                                                                         ===========


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $8,909 or 2.76% of net assets for Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(h) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(i) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(j) Illiquid Securities. At March 31, 2009, these securities amounted to $25,197 or 7.80% of net assets for the Elfun Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(k) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.







      + Percentages are based on net assets as of March 31, 2009.

     *  Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced



Fair Value Disclosure


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$50,807       $323,062        $6,759         $380,628
Other Financial
   Instruments  $869          $-	      $-	     $869

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$22,900 	$-
   Accrued discounts/premiums		$(29)   	$-
   Realized gain (loss)			$(2,631) 	$-
   Change in unrealized appreciation
                         (depreciation)	$(3,627)        $-
   Net purchases (sales)		$(11,156)       $-
   Net transfers in and out of Level 3  $1,302	        $-
Balance at 3/31/09			$6,759          $-


Change in unrealized loss relating to
securities still held at 3/31/09        $(4,064)        $-


Derivatives Disclosure.


The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives March 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun Income Fund

Interest Rate Contracts	  Receivables, Net    69,800,000         868,869*
			  Assets - Unrealized
			  Appreciation


* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 26, 2009